Operating Leases (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Operating Leases
Other revenues (voyage revenues, loss of hire insurance recoveries and other income)	$ 1,140	$ 983	$ 2,178	$ 4,253
Total revenues	87,060	74,420	171,089	151,052
Time charter revenues (service element included)
Operating Leases
Revenue from contract with customers	85,920	71,075	168,911	141,926
Bareboat revenues
Operating Leases
Revenue from contract with customers		2,362		4,873
Time charter and bareboat revenues
Operating Leases
Revenue from contract with customers	$ 85,920	$ 73,437	$ 168,911	$ 146,799